SCHEDULE OF ALLOWANCE FOR INVENTORY OBSOLESCENCE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Inventory Disclosure [Abstract]
Balance at beginning of fiscal year	$ 880,926	$ 108,055
Provision for estimated obsolescence	778,445	1,788,999
Write-offs	(15,622)	(1,016,128)
Balance at end of fiscal year	$ 1,643,749	$ 880,926